Provisions, contingent liabilities, contingent assets and credit commitments - Provisions (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Reconciliation of changes in other provisions
Balance at beginning of period	$ 5,287
Additions	1,099
Utilisation	(2,349)
Reversal of unutilised provisions	(197)
Balances reclassified to liabilities held for sale	(20)
Balance at end of the year	3,820
Guarantees
Parent Entity guarantees and undertakings
Annual maximum guarantee to wholly-owned subsidiaries	40
Long service leave
Reconciliation of changes in other provisions
Balance at beginning of period	511
Additions	50
Utilisation	(24)
Reversal of unutilised provisions	(16)
Balances reclassified to liabilities held for sale	(3)
Balance at end of the year	518
Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of period	596
Additions	457
Utilisation	(549)
Reversal of unutilised provisions	(3)
Balances reclassified to liabilities held for sale	(8)
Balance at end of the year	493
Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of period	1,371
Additions	54
Utilisation	(1,330)
Reversal of unutilised provisions	(3)
Balances reclassified to liabilities held for sale	(2)
Balance at end of the year	90
Provision in relation to the AUSTRAC civil proceedings
Litigation and non-lending loss provisions
Civil penalty payable		$ 1,300
Provision for impairment on credit commitments
Reconciliation of changes in other provisions
Balance at beginning of period	530
Reversal of unutilised provisions	(46)
Balances reclassified to liabilities held for sale	(7)
Balance at end of the year	477
Lease restoration obligations
Reconciliation of changes in other provisions
Balance at beginning of period	208
Additions	1
Utilisation	(5)
Balance at end of the year	204
Restructuring provisions
Reconciliation of changes in other provisions
Balance at beginning of period	176
Additions	44
Utilisation	(53)
Reversal of unutilised provisions	(14)
Balance at end of the year	153
Compliance, regulation and remediation provisions
Reconciliation of changes in other provisions
Balance at beginning of period	1,895
Additions	493
Utilisation	(388)
Reversal of unutilised provisions	(115)
Balance at end of the year	1,885
Estimated customer refunds associated with certain ongoing advice service fees
Compliance, regulation and remediation provisions
Provision for refunds	112
Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude
Compliance, regulation and remediation provisions
Provision for customer remediation costs	$ 696